SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. The consolidated financial statements include the assets and liabilities of Knightsbridge Tankers Limited and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Amounts included in the consolidated statement of operations for the years ended December 31, 2011 and 2010 have been reclassified in order to conform to the 2012 presentation resulting from discontinued operations.

The change in trade accounts receivable, net in the consolidated statement of cash flows for the year ended December 31, 2011 has been expanded to present the change in the provision for doubtful accounts in order to conform to the 2012 presentation

Discontinued operations
Discontinued operations
The Company has determined that an individual vessel within a vessel class is not a component as defined by the accounting standard as the Company does not believe that the operations of an individual vessel within a vessel class can be clearly distinguished. Generally, the Company believes that all of the vessels in a vessel class represent a component as defined for the purpose of discontinued operations and has presented the operations of the VLCCs as discontinued operations since three of those vessels were sold during 2012 and the remaining VLCC meets the criteria for held for sale at December 31, 2012.

Vessel held for sale
Vessel held for sale
The Company records a vessel as held for sale when it determines that management, having the authority, commits to a plan to sell the vessel, which is available for immediate sale in its present condition, the vessel is being marketed for sale at a price that is reasonable in relation to its fair value, it is unlikely that there will be significant changes in the plan and a sale is expected within one year.

Foreign currencies
Reporting currency
The functional currency of the Company and all of its subsidiaries is the United States dollar as all revenues are received in United States dollars and a majority of the Company's expenditures are made in United States dollars. The Company and its subsidiaries report in United States dollars.
Foreign currency
Transactions in foreign currencies during the year are translated into United States dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included in the consolidated statements of operations.

Revenue and expense recognition
Revenue and expense recognition
Revenues and expenses are recognized on the accruals basis. Revenues are generated from freight billings, time charter and bareboat charter hires. Voyage revenues and expenses are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Time charter and bareboat charter revenues are recorded over the term of the charter as a service is provided. The Company uses a discharge-to-discharge basis in determining percentage of completion for all spot voyages and voyages servicing contracts of affreightment whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Leases	Leases The charters for the Company's vessels are classified as operating leases for all periods presented.
Cash and cash equivalents	Cash and cash equivalents All demand and time deposits and highly liquid, low risk investments with maturities of three months or less at the date of purchase are considered equivalent to cash.
Restricted cash and investments	Restricted cash Restricted cash is the minimum balance that must be maintained at all times in accordance with our loan agreements with DnB and Nordea.
Trade accounts receivable
Trade accounts receivable
Trade and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectible, they are charged against income when that determination is made.

Inventories	Inventories Inventories, which are comprised principally of fuel and lubricating oils, are stated at the lower of cost and market value. Cost is determined on a first-in, first-out basis.
Vessels and equipment
Vessels and depreciation
Vessels are stated at cost less accumulated deprecation. Depreciation is calculated based on cost less estimated residual value, using the straight-line method, over the useful life of each vessel. The useful life of each vessel is deemed to be 25 years. The residual value is calculated by multiplying the lightweight tonnage of the vessel by the market price of scrap per tonne. The market price of scrap per tonne is calculated as the 10 year average, up to the date of delivery of the vessel, across the three main recycling markets (Far East, Indian sub continent and Bangladesh). Residual values are reviewed annually.

Deferred charges
Deferred charges
Loan costs, including debt arrangement fees, are capitalized and amortized on a straight-line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's consolidated statement of operations. Amortization of loan costs is included in interest expense.  If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.

Earnings per share
Earnings per share
Earnings per share is based on net income and the weighted average number of common shares outstanding for the period presented. Diluted earnings per share is based on net income and the weighted average number of shares outstanding is adjusted to include the restricted stock units based on the treasury stock method.

Impairment of long-lived assets
Vessel impairment
The Company's vessels are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. This assessment is made at the individual vessel level as separately identifiable cash flow information for each vessel is available. The company assesses recoverability of the carrying value of the vessel by estimating the future net cash flows expected to result from the vessel, including eventual disposal. The carrying value of a time charter contract that was acquired with one of the vessels is included in the assessment. If the future net undiscounted cash flows are less then the carrying value of the vessel, an impairment charge is recognized based on the difference between carrying value and fair value.

Fair value is typically established using an average of three independent valuations. In addition, vessels to be disposed of by sale are reported at the lower of their carrying amount or fair value less estimated costs to sell.

Distributions to shareholders
Distributions to shareholders
Distributions to shareholders are applied first to retained earnings. When retained earnings are not sufficient, distributions are applied to the contributed capital surplus account.

Drydocking
Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Share-based payments
Stock-based compensation
The Company accounts for the restricted stock units ("RSUs") issued to the directors using the equity method and amortizes the fair value of the RSUs over the vesting period. The Company accounts for the RSUs issued to the management companies using the liability method.

The fair value of an equity instrument issued to a nonemployee is measured by using the stock price and other measurement assumptions as of the date at which either (i) a commitment for performance by the counterparty has been reached; or (ii) the counterparty's performance is complete. This criterion is not considered to be met in the absence of considerable evidence, and liability accounting is applied with a re-measurement at each period end date. The Company has obtained a right to receive future services in exchange for unvested, forfeitable equity instruments, and the fair value of the equity instruments does not create equity until the future services are received (i.e. the instruments are not considered issued until they vest).

Comprehensive income	omprehensive income The Company has no other comprehensive income.